Amended and Restated Consolidated Statements of Financial Position - CAD ($) $ in Thousands		Jul. 31, 2019		Jul. 31, 2018
Current assets
Cash and cash equivalents		$ 113,568	[1]	$ 99,042
Restricted cash	[1]	22,350
Short-term investments		25,937	[1]	145,747
Trade receivables		19,693	[1]	644
Commodity taxes recoverable and other receivables		15,247	[1]	4,237
Convertible debenture receivable		13,354	[1]	10,000
Prepaid expenses		10,762	[1]	4,204
Inventory		83,854	[1]	10,415
Biological assets		7,371	[1]	2,332
Total current assets		312,136	[1]	276,621
Property, plant and equipment		258,793	[1]	54,333
Intangible assets and other longer term assets		127,282	[1]	4,044
Investment in associate and joint ventures	[1]	52,849
License and prepaid royalty - HIP	[1]	1,409
Long term investments	[1]	14,277
Goodwill	[1]	111,877
Total assets		878,623	[1]	334,998
Current liabilities
Accounts payable and accrued liabilities		45,581	[1]	8,995
Excise taxes payable	[1]	3,494
Warrant liability		493	[1]	3,130
Term loan - current	[1]	3,117
Total current liabilities		52,685	[1]	12,125
Term loan	[1]	30,257
Deferred rent liability	[1]	946
Deferred tax liability	[1]	6,023
Total liabilities		89,911	[1]	12,125
Shareholders' equity
Share capital		799,706	[1]	347,233
Share-based payment reserve		40,315	[1]	6,139
Warrants		60,433	[1]	12,635
Deficit		(112,742)	[1]	(43,134)
Non-controlling interest	[1]	1,000
Total Shareholders' equity		788,712	[1]	322,873
Total equity and liabilities		$ 878,623	[1]	$ 334,998

[1]	Restated